Intangible Assets (Details) - Schedule of Changes in the Value of Intangible Assets - Software development - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gross balance
Reconciliation of changes in intangible assets other than goodwill [abstract]
Gross, beginning balance	$ 430,867	$ 378,800
Acquisitions	52,868	44,559
Disposals and impairment	0	0
Impairments	(7,963)	0
Other	18	7,508
Gross, ending balance	475,790	430,867
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairments	5,738	0
Accumulated amortization, beginning balance	(342,198)	(281,249)
Year’s amortisation	(47,855)	(52,982)
Disposals	0	0
Other changes	0	(7,967)
Accumulated amortization, ending balance	$ (384,315)	$ (342,198)